Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 26, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2015
C000027887
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 27,371	$ 27,115	$ 24,438	$ 23,114	$ 27,057		$ 19,880	$ 15,965	$ 14,956	$ 13,357	$ 10,897	$ 10,931	$ 10,000
C000027884
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 25,559	25,351	22,906	21,719	25,488		18,774	15,114	14,195	12,709	10,395	10,453	9,575
C000027886
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 24,748	24,642	22,435	21,431	25,341		18,808	15,255	14,437	13,024	10,734	10,878	10,000
C000027890
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 27,612	27,358	24,656	23,313	27,282		20,044	16,091	15,059	13,435	10,935	10,941	10,000
C000230903
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,218	10,119	9,114	8,614	10,077	$ 10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 25,392	23,649	20,209	17,899	19,995		15,013	14,005	13,604	12,260	10,473	10,520	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 25,392	23,649	20,209	17,899	19,995		15,013	14,005	13,604	12,260	10,473	10,520	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 25,392	23,649	20,209	17,899	19,995		15,013	14,005	13,604	12,260	10,473	10,520	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 25,392	23,649	20,209	17,899	19,995		$ 15,013	$ 14,005	$ 13,604	$ 12,260	$ 10,473	$ 10,520	$ 10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 12,658	$ 11,789	$ 10,074	$ 8,923	$ 9,968	$ 10,000